Impairment of Goodwill and Long-Lived Assets - Estimated Discount Rate in Nominal Terms on Weighted Average Cost of Capital Basis (Detail)	12 Months Ended
Dec. 31, 2013
2014 [Member]
Goodwill [Line Items]
Discount rate	10.49%
2015 [Member]
Goodwill [Line Items]
Discount rate	11.49%
2016 [Member]
Goodwill [Line Items]
Discount rate	12.00%
2017 [Member]
Goodwill [Line Items]
Discount rate	11.93%
2018 [Member]
Goodwill [Line Items]
Discount rate	11.19%